Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash	$ 808,103	$ 117,696		$ 0
Prepaid expenses	172,037	581,784		0
Total current assets	980,140	699,480		0
Deferred offering costs		0		787,938
Cash and investments held in Trust Account	785,553,621	759,712,942		0
Total assets	786,533,761	760,412,422		787,938
Current liabilities:
Accounts payable and accrued expenses	729,950	338,004		453,401
Promissory note—related party				300,000
Total current liabilities	729,950	338,004		767,938
Warrant liability	1,994,667	3,285,333		0
Deferred underwriting compensation	26,250,000	26,250,000		0
Total liabilities	28,974,617	29,873,337		767,938
Commitments and contingencies
Class A ordinary shares subject to possible redemption; 75,000,000 and 75,000,000 shares at $10.46 and $10.09 redemption value at September 30, 2023 and December 31, 2022, respectively	784,203,621	756,862,942		0
Shareholders' deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0		0
Additional paid-in capital	0	0		22,844
Accumulated deficit	(26,646,352)	(26,325,732)		(5,000)
Total shareholders' deficit	(26,644,477)	(26,323,857)		20,000	[1]
Total liabilities and shareholders' deficit	786,533,761	760,412,422		787,938
Related Party [Member]
Current liabilities:
Promissory note—related party		0		300,000
Due to Sponsor		0		14,537
Common Class A [Member]
Shareholders' deficit:
Common Stock	0	0		0
Common Class B [Member]
Shareholders' deficit:
Common Stock	$ 1,875	$ 1,875	[2]	$ 2,156	[3]

[1]	Shares and the associated amounts have been retroactively adjusted to reflect the issuance of 4,312,500 Class B ordinary shares in a share recapitalization on December 13, 2021.
[2]	Reflects the surrender of 2,812,500 Class B ordinary shares for no consideration on February 19, 2022 (see Note 5).
[3]	Shares outstanding reflect the issuance of 4,312,500 Class B ordinary shares in a share recapitalization on December 13, 2021.